CONCENTRATION OF RISK (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Percentage Of Fluctuations in Foreign Exchange rate	5.80%	6.80%	6.10%